SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year	$ 7,624	$ 7,106	$ 6,205
Net income attributable to non-controlling interest	1,820	1,009	735
Foreign currency translation adjustments	(729)	(491)	166
Redeemable non-controlling interest-end of the year	$ 8,715	$ 7,624	$ 7,106
Canadian Quartz Holdings Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest held by CIOT	45.00%